Convertible Notes, Second JDH Note (Details) $ in Thousands			6 Months Ended
	Mar. 10, 2022 USD ($)	Jan. 26, 2022 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($) Adjustment
Convertible Notes [Abstract]
Convertible notes payable			$ 10,245			$ 7,573
Number of adjustments to adopt accounting standard | Adjustment						2
Additional paid-in capital			580,454			$ 597,708
Accumulated deficit			(346,803)			(353,249)
Accumulated Deficit [Abstract]
Amortization (Note 12)			0	$ 1,238
Repayments of convertible notes	$ (5,000)	$ (5,000)	(10,000)	0
Debt [Abstract]
Repayments of convertible notes	$ (5,000)	$ (5,000)	(10,000)	0
ASU 2020-06 [Member] | Cumulative-Effect Adjustment [Member]
Convertible Notes [Abstract]
Convertible notes payable						10,949
Additional paid-in capital						(21,165)
Accumulated deficit						$ (10,216)
Second JDH Note [Member]
Accumulated Deficit [Abstract]
Beginning balance			10,216	8,324
Amortization (Note 12)				764	$ 1,128
Ending balance			11,165	9,088	8,324
Debt [Abstract]
Beginning balance			10,216	8,324
Amortization (Note 12)				764	1,128
Ending balance			11,165	9,088	8,324
Additional Paid-in Capital [Abstract]
Beginning balance			21,165	21,165
Ending balance			0	$ 21,165	$ 21,165
Second JDH Note [Member] | ASU 2020-06 [Member] | Cumulative-Effect Adjustment [Member]
Accumulated Deficit [Abstract]
Beginning balance			10,949
Debt [Abstract]
Beginning balance			10,949
Additional Paid-in Capital [Abstract]
Beginning balance			$ (21,165)